Leases (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of quantitative information about leases for lessee [abstract]
Future Minimum Lease Payments
As at December 31, 2018, the Group had future aggregate minimum lease payments under non-cancelable operating leases for property and equipment as follows:

December 31,
2018
(US$ in millions)
No later than 1 year	$5
Later than 1 year and no later than 5 years	2
$7

Right-of-Use Assets under IFRS 16
The movements of right-of-use assets included within property and equipment, net are as follows:

	Property and equipment - Leasehold interests in land	Property and equipment, net - Other	Investment properties - Leasehold interests in land	Total Right-of-use assets
	(US$ millions)
At December 31, 2018
Cost	$675	$14	$56	$745
Accumulated depreciation	(123)	(10)	(12)	(145)
At December 31, 2018	$552	$4	$44	$600
At January 1, 2019
Opening net book amount	$552	$4	$44	$600
IFRS 16 transition adjustment	—	6	—	6
Restated balance, beginning of period	$552	$10	$44	$606
Additions	—	20	—	20
Depreciation	(12)	(9)	(1)	(22)
Closing net book amount	$540	$21	$43	$604
At December 31, 2019
Cost	$675	$32	$56	$763
Accumulated depreciation	(135)	(11)	(13)	(159)
At December 31, 2019	$540	$21	$43	$604

Minimum Lease Payments and Present Value of the Minimum Lease Payments Under Finance Lease Obligations for Land	The future minimum lease payments (including interest) and the present value of the minimum lease payments under finance lease obligations for land were as follows:

December 31,
2018
(US$ in millions)
Minimum finance lease payments:
No later than 1 year	$8
Later than 1 year and no later than 2 years	5
Later than 2 years and no later than 5 years	16
Later than 5 years	312
341
Future finance charges on finance lease obligations	(211)
Present value of finance lease liabilities	$130

Present value of minimum finance lease payments:
No later than 1 year	$8
Later than 1 year and no later than 2 years	5
Later than 2 years and no later than 5 years	12
Later than 5 years	105
$130

Finance Lease Liabilities Minimum Lease Payments and Present Value of the Minimum Lease Payments Under Finance Lease Obligations for Equipment	The future minimum lease payments (including interest) and the present value of the minimum lease payments under finance lease obligations for equipment were as follows:

December 31,
2018
(US$ in millions)
Minimum finance lease payments:
No later than 1 year	$2
Later than 1 year and no later than 2 years	2
Later than 2 years and no later than 5 years	1
5
Future finance charges on finance lease obligations	—
Present value of finance lease liabilities	$5

Present value of minimum finance lease payments:
No later than 1 year	$2
Later than 1 year and no later than 2 years	2
Later than 2 years and no later than 5 years	1
$5

Lease Liabilities under IFRS 16
The lease liabilities included within borrowings are as follows:

	January 1, 2019	December 31, 2019
	(US$ in millions)
Current liabilities - Borrowings	$14	$19
Non-current liabilities - Borrowings	127	128
Total lease liabilities	$141	$147

Disclosure of Depreciation on Right of Use Assets and Interest on Lease Liabilities

Year ended December 31, 2019
(US$ in millions)
Depreciation charge of right-of-use:
Investment properties, net - Leasehold interests in land	$1
Property and equipment, net - Leasehold interests in land	12
Property and equipment, net - other	9
$22

Interest expense on lease liabilities	$8
Expense relating to short-term leases for which the recognition exemption is applied	2
Expense relating to low-value items for which the recognition exemption is applied	1
Expense relating to variable lease payments not included in lease liabilities	5
$38